Other non-current liabilities - Summary of Other non-current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other non-current liabilities
Unrecognized tax benefit	¥ 52,412	$ 7,382	¥ 65,080
Contingent consideration, non-current portion	1,800	254	1,800
Total	¥ 54,212	$ 7,636	¥ 66,880